Segmented Information (Details)	12 Months Ended
Mar. 31, 2023
Disclosure of Entitys Operating Segments Text Block [Abstract]
Major customers transaction description	For the year ended March 31, 2023, four major customers (year ended March 31, 2022 - four major customers) each accounted for 20%, 19%, 17% and 16% (year ended March 31, 2022 – 13%, 18%, 19%, and 19% ), and collectively 72% (year ended March 31, 2022 – 69%) of the total sales of the Company.